UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 333-124980

Alternative Investment Partners Absolute Return Fund

(Exact name of registrant as specified in charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record.

The registrant was entitled to vote at one shareholder’s meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Calypso Qualified Partners, LP.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: June 30, 2006.

(e)	A brief description of the matter voted on: Approve amended and restated limited partnership agreement. The significant change was the addition of two classes of interests and specific procedures for side pocket accounts, if any.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the amendments to the amended and restated limited partnership agreement.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Executive Vice President & Principal Executive Officer

Date:	August 23, 2006